Warrants and Derivative Liabilities (Details 5) - Pricing Model - Series B Warrant Liability	Jun. 30, 2019 USD_per_warrants	Dec. 31, 2018 USD_per_warrants	Dec. 31, 2017 USD_per_warrants
Class of Warrant or Right [Line Items]
Expected Term			3 months
Dividend yield
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	0.00	0.00	0.00
Volatility factor
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	93.1	93.00	70.00
Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	1.90	2.79	1.39
Risk-free interest rate | Minimum
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input		2.786
Risk-free interest rate | Maximum
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input		2.789
Expected term (years)
Class of Warrant or Right [Line Items]
Expected Term	1 year 1 month 21 days
Expected term (years) | Minimum
Class of Warrant or Right [Line Items]
Expected Term		1 year 7 months 20 days
Expected term (years) | Maximum
Class of Warrant or Right [Line Items]
Expected Term		1 year 7 months 24 days
Weighted-average fair value of warrants
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	0.29	0.40